Expense Example - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Tax-Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Class I	May 30, 2024 USD ($)
Expense Example:
1 year	$ 18
3 years	65
5 years	118
10 years	$ 275